Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 25, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

Definitive Proxy Statement on Schedule 14A

CIK 0001126087

File No. 811-10183

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) thereunder, enclosed for filing electronically is the definitive proxy statement on Schedule 14A of the Trust. This filing relates to the solicitation of voting instructions for the Lord Abbett Growth and Income Portfolio (the “Portfolio”) of the Trust for use at a Special Meeting of Shareholders of the Portfolio to be held on April 27, 2011. This filing reflects certain changes made in response to comments received from the staff of the Securities and Exchange Commission regarding the preliminary proxy statement which was filed on February 15, 2011 (Accession No. 0001193125-11-036820). It is anticipated that the proxy statement will first be mailed to shareholders on March 4, 2011. No fee is required for this filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Elizabeth M. Forget

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.